Employees - Summary of Total compensation cost for persons Employed by the Group (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of employee [line items]
Share-based payment expenses	£ 3,302	£ 1,558	£ 1,636
Total	12,183	10,669	8,007
Research and development expenses [member]
Disclosure of employee [line items]
Salaries	4,126	3,046	2,824
Social security costs	402	397	110
Pension contributions	73	66	62
Share-based payment expenses	1,210	446	152
Administrative expenses [member]
Disclosure of employee [line items]
Salaries	3,763	4,832	3,384
Social security costs	418	681	(124)
Pension contributions	99	89	114
Share-based payment expenses	£ 2,092	£ 1,112	£ 1,485